Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS VARIABLE INSURANCE TRUST
Entity Central Index Key	0000918571
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000007303 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Bond Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Total Return Bond Series for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$39	0.78%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%
Net Assets	$ 1,481,162,774
Holdings Count | Holding	759
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	1,481,162,774	Average Effective Maturity (yrs):	7.1
Total Number of Holdings:	759	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	21
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	15.2%
AA	6.9%
A	9.9%
BBB	25.0%
BB	3.5%
B	2.5%
U.S. Government	20.6%
Federal Agencies	14.7%
Not Rated	0.3%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007302 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Bond Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Total Return Bond Series for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$26	0.53%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%
Net Assets	$ 1,481,162,774
Holdings Count | Holding	759
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	1,481,162,774	Average Effective Maturity (yrs):	7.1
Total Number of Holdings:	759	Average Effective Duration (yrs):	5.8
Portfolio Turnover Rate (%):	21
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Fixed Income	98.6%
Money Market Funds	1.4%
Composition including fixed income credit quality
AAA	15.2%
AA	6.9%
A	9.9%
BBB	25.0%
BB	3.5%
B	2.5%
U.S. Government	20.6%
Federal Agencies	14.7%
Not Rated	0.3%
Money Market Funds	1.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007306 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research Series for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
Net Assets	$ 375,645,558
Holdings Count | Holding	99
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	375,645,558	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	99
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Global equity sectors
Technology	36.4%
Capital Goods	12.8%
Financial Services	11.9%
Communication Services	10.6%
Consumer Cyclicals	9.6%
Health Care	8.9%
Energy	5.7%
Consumer Staples	2.9%
Top ten holdings
NVIDIA Corp.	8.4%
Apple, Inc.	6.9%
Alphabet, Inc., "A"	5.0%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.4%
Broadcom, Inc.	3.5%
JPMorgan Chase & Co.	2.3%
KLA Corp.	2.3%
Mastercard, Inc., "A"	2.3%
Meta Platforms, Inc., "A"	2.1%

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	8.4%
Apple, Inc.	6.9%
Alphabet, Inc., "A"	5.0%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.4%
Broadcom, Inc.	3.5%
JPMorgan Chase & Co.	2.3%
KLA Corp.	2.3%
Mastercard, Inc., "A"	2.3%
Meta Platforms, Inc., "A"	2.1%

C000007307 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Research Series for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Net Assets	$ 375,645,558
Holdings Count | Holding	99
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	375,645,558	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	99
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Global equity sectors
Technology	36.4%
Capital Goods	12.8%
Financial Services	11.9%
Communication Services	10.6%
Consumer Cyclicals	9.6%
Health Care	8.9%
Energy	5.7%
Consumer Staples	2.9%
Top ten holdings
NVIDIA Corp.	8.4%
Apple, Inc.	6.9%
Alphabet, Inc., "A"	5.0%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.4%
Broadcom, Inc.	3.5%
JPMorgan Chase & Co.	2.3%
KLA Corp.	2.3%
Mastercard, Inc., "A"	2.3%
Meta Platforms, Inc., "A"	2.1%

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	8.4%
Apple, Inc.	6.9%
Alphabet, Inc., "A"	5.0%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.4%
Broadcom, Inc.	3.5%
JPMorgan Chase & Co.	2.3%
KLA Corp.	2.3%
Mastercard, Inc., "A"	2.3%
Meta Platforms, Inc., "A"	2.1%

C000007311 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Total Return Series for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Net Assets	$ 2,013,733,513
Holdings Count | Holding	920
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	2,013,733,513	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	920
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	58.5%
Fixed Income	40.2%
Money Market Funds	1.3%
Equity sectors
Financials	14.4%
Health Care	10.6%
Industrials	7.2%
Consumer Staples	6.4%
Information Technology	4.8%
Energy	3.6%
Utilities	3.2%
Communication Services	3.1%
Consumer Discretionary	2.9%
Materials	2.3%
Composition including fixed income credit
quality
AAA	7.1%
AA	1.8%
A	5.9%
BBB	7.6%
CCC	0.0%
U.S. Government	8.9%
Federal Agencies	9.0%
Not Rated	0.0%
Non-Fixed Income	58.5%
Money Market Funds	1.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007310 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Total Return Series for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 2,013,733,513
Holdings Count | Holding	920
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	2,013,733,513	Portfolio Turnover Rate (%):	26
Total Number of Holdings:	920
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	58.5%
Fixed Income	40.2%
Money Market Funds	1.3%
Equity sectors
Financials	14.4%
Health Care	10.6%
Industrials	7.2%
Consumer Staples	6.4%
Information Technology	4.8%
Energy	3.6%
Utilities	3.2%
Communication Services	3.1%
Consumer Discretionary	2.9%
Materials	2.3%
Composition including fixed income credit quality
AAA	7.0%
AA	1.8%
A	5.9%
BBB	7.6%
CCC	0.0%
U.S. Government	8.9%
Federal Agencies	9.0%
Not Rated	0.0%
Non-Fixed Income	58.5%
Money Market Funds	1.3%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007312 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Utilities Series for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
Net Assets	$ 1,228,786,242
Holdings Count | Holding	36
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	1,228,786,242	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	36
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
NextEra Energy, Inc.	12.3%
PG&E Corp.	5.8%
Constellation Energy Corp.	5.7%
Xcel Energy, Inc.	5.4%
American Electric Power Co., Inc.	5.1%
Sempra	5.0%
Dominion Energy, Inc.	4.2%
DTE Energy Co.	4.1%
Vistra Corp.	4.0%
Edison International	3.8%
Industry allocation
Utilities	97.5%
Energy - Renewables	1.9%
Utilities - Water	0.6%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	12.3%
PG&E Corp.	5.8%
Constellation Energy Corp.	5.7%
Xcel Energy, Inc.	5.4%
American Electric Power Co., Inc.	5.1%
Sempra	5.0%
Dominion Energy, Inc.	4.2%
DTE Energy Co.	4.1%
Vistra Corp.	4.0%
Edison International	3.8%

C000007313 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Utilities Series for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$53	1.02%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.02%
Net Assets	$ 1,228,786,242
Holdings Count | Holding	36
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	1,228,786,242	Portfolio Turnover Rate (%):	7
Total Number of Holdings:	36
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.0%
Money Market Funds	1.0%
Top ten holdings
NextEra Energy, Inc.	12.3%
PG&E Corp.	5.8%
Constellation Energy Corp.	5.7%
Xcel Energy, Inc.	5.4%
American Electric Power Co., Inc.	5.1%
Sempra	5.0%
Dominion Energy, Inc.	4.2%
DTE Energy Co.	4.1%
Vistra Corp.	4.0%
Edison International	3.8%
Industry allocation
Utilities	97.5%
Energy - Renewables	1.9%
Utilities - Water	0.6%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	12.3%
PG&E Corp.	5.8%
Constellation Energy Corp.	5.7%
Xcel Energy, Inc.	5.4%
American Electric Power Co., Inc.	5.1%
Sempra	5.0%
Dominion Energy, Inc.	4.2%
DTE Energy Co.	4.1%
Vistra Corp.	4.0%
Edison International	3.8%

C000007315 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Value Series for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$48	0.94%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%
Net Assets	$ 2,048,808,883
Holdings Count | Holding	71
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	2,048,808,883	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	71
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.9%
Money Market Funds	0.1%
Equity sectors
Financials	25.3%
Industrials	16.2%
Information Technology	15.9%
Health Care	13.0%
Consumer Discretionary	8.4%
Utilities	8.1%
Energy	5.6%
Consumer Staples	4.0%
Real Estate	1.5%
Materials	1.0%
Communication Services	0.9%
Top ten holdings
Amazon.com, Inc.	5.2%
JPMorgan Chase & Co.	4.1%
Microsoft Corp.	3.4%
KLA Corp.	3.3%
Apple, Inc.	2.9%
Johnson & Johnson	2.7%
Cigna Group	2.6%
Morgan Stanley	2.3%
Analog Devices, Inc.	2.3%
RTX Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Amazon.com, Inc.	5.2%
JPMorgan Chase & Co.	4.1%
Microsoft Corp.	3.4%
KLA Corp.	3.3%
Apple, Inc.	2.9%
Johnson & Johnson	2.7%
Cigna Group	2.6%
Morgan Stanley	2.3%
Analog Devices, Inc.	2.3%
RTX Corp.	2.2%

C000007314 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Value Series for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 2,048,808,883
Holdings Count | Holding	71
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	2,048,808,883	Portfolio Turnover Rate (%):	19
Total Number of Holdings:	71
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.9%
Money Market Funds	0.1%
Equity sectors
Financials	25.3%
Industrials	16.2%
Information Technology	15.9%
Health Care	13.0%
Consumer Discretionary	8.4%
Utilities	8.1%
Energy	5.6%
Consumer Staples	4.0%
Real Estate	1.5%
Materials	1.0%
Communication Services	0.9%
Top ten holdings
Amazon.com, Inc.	5.2%
JPMorgan Chase & Co.	4.1%
Microsoft Corp.	3.4%
KLA Corp.	3.3%
Apple, Inc.	2.9%
Johnson & Johnson	2.7%
Cigna Group	2.6%
Morgan Stanley	2.3%
Analog Devices, Inc.	2.3%
RTX Corp.	2.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Amazon.com, Inc.	5.2%
JPMorgan Chase & Co.	4.1%
Microsoft Corp.	3.4%
KLA Corp.	3.3%
Apple, Inc.	2.9%
Johnson & Johnson	2.7%
Cigna Group	2.6%
Morgan Stanley	2.3%
Analog Devices, Inc.	2.3%
RTX Corp.	2.2%

C000007316 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Growth Series for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$36	0.72%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%
Net Assets	$ 2,173,495,842
Holdings Count | Holding	76
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	2,173,495,842	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	76
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Information Technology	47.0%
Communication Services	16.6%
Industrials	10.6%
Consumer Discretionary	7.7%
Health Care	5.8%
Financials	5.5%
Consumer Staples	1.8%
Energy	1.8%
Materials	1.8%
Real Estate	0.3%
Top ten holdings
NVIDIA Corp.	14.0%
Alphabet, Inc., "A"	10.6%
Apple, Inc.	6.6%
Broadcom, Inc.	4.0%
Microsoft Corp.	3.6%
Mastercard, Inc., "A"	2.9%
GE Vernova, Inc.	2.9%
Amazon.com, Inc.	2.3%
Seagate Technology Holdings PLC	2.1%
Meta Platforms, Inc., "A"	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	14.0%
Alphabet, Inc., "A"	10.6%
Apple, Inc.	6.6%
Broadcom, Inc.	4.0%
Microsoft Corp.	3.6%
Mastercard, Inc., "A"	2.9%
GE Vernova, Inc.	2.9%
Amazon.com, Inc.	2.3%
Seagate Technology Holdings PLC	2.1%
Meta Platforms, Inc., "A"	2.1%

C000007317 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Growth Series for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$49	0.97%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%
Net Assets	$ 2,173,495,842
Holdings Count | Holding	76
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	2,173,495,842	Portfolio Turnover Rate (%):	28
Total Number of Holdings:	76
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	98.9%
Money Market Funds	1.1%
Equity sectors
Information Technology	47.0%
Communication Services	16.6%
Industrials	10.6%
Consumer Discretionary	7.7%
Health Care	5.8%
Financials	5.5%
Consumer Staples	1.8%
Energy	1.8%
Materials	1.8%
Real Estate	0.3%
Top ten holdings
NVIDIA Corp.	14.0%
Alphabet, Inc., "A"	10.6%
Apple, Inc.	6.6%
Broadcom, Inc.	4.0%
Microsoft Corp.	3.6%
Mastercard, Inc., "A"	2.9%
GE Vernova, Inc.	2.9%
Amazon.com, Inc.	2.3%
Seagate Technology Holdings PLC	2.1%
Meta Platforms, Inc., "A"	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	14.0%
Alphabet, Inc., "A"	10.6%
Apple, Inc.	6.6%
Broadcom, Inc.	4.0%
Microsoft Corp.	3.6%
Mastercard, Inc., "A"	2.9%
GE Vernova, Inc.	2.9%
Amazon.com, Inc.	2.3%
Seagate Technology Holdings PLC	2.1%
Meta Platforms, Inc., "A"	2.1%

C000007319 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Equity Series for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$58	1.18%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.18%
Net Assets	$ 40,677,377
Holdings Count | Holding	82
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	40,677,377	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	82
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
Alphabet, Inc., "A"	4.4%
Microsoft Corp.	4.1%
Amazon.com, Inc.	4.0%
NVIDIA Corp.	3.6%
Visa, Inc., "A"	3.4%
Broadcom, Inc.	2.8%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.5%
Willis Towers Watson PLC	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Issuer country weightings
United States	58.4%
France	9.9%
United Kingdom	8.1%
Germany	4.4%
Switzerland	4.0%
Spain	2.9%
Taiwan	2.2%
Japan	2.2%
Canada	1.5%
Other Countries	6.4%

Largest Holdings [Text Block]
Top ten holdings
Alphabet, Inc., "A"	4.4%
Microsoft Corp.	4.1%
Amazon.com, Inc.	4.0%
NVIDIA Corp.	3.6%
Visa, Inc., "A"	3.4%
Broadcom, Inc.	2.8%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.5%
Willis Towers Watson PLC	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%

C000007318 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global Equity Series for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$46	0.93%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
Net Assets	$ 40,677,377
Holdings Count | Holding	82
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	40,677,377	Portfolio Turnover Rate (%):	25
Total Number of Holdings:	82
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Top ten holdings
Alphabet, Inc., "A"	4.4%
Microsoft Corp.	4.1%
Amazon.com, Inc.	4.0%
NVIDIA Corp.	3.6%
Visa, Inc., "A"	3.4%
Broadcom, Inc.	2.8%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.5%
Willis Towers Watson PLC	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%
Issuer country weightings
United States	58.4%
France	9.9%
United Kingdom	8.1%
Germany	4.4%
Switzerland	4.0%
Spain	2.9%
Taiwan	2.2%
Japan	2.2%
Canada	1.5%
Other Countries	6.4%

Largest Holdings [Text Block]
Top ten holdings
Alphabet, Inc., "A"	4.4%
Microsoft Corp.	4.1%
Amazon.com, Inc.	4.0%
NVIDIA Corp.	3.6%
Visa, Inc., "A"	3.4%
Broadcom, Inc.	2.8%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.5%
Willis Towers Watson PLC	2.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.2%

C000007324 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Investors Trust Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Investors Trust Series for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
Net Assets	$ 247,482,311
Holdings Count | Holding	69
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	247,482,311	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	69
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	36.6%
Financials	14.0%
Industrials	11.7%
Communication Services	9.5%
Health Care	8.6%
Consumer Discretionary	7.6%
Consumer Staples	4.3%
Utilities	3.3%
Energy	2.4%
Materials	1.7%
Top ten holdings
NVIDIA Corp.	7.9%
Apple, Inc.	6.3%
Alphabet, Inc., "A"	6.2%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	3.6%
JPMorgan Chase & Co.	2.7%
Meta Platforms, Inc., "A"	2.4%
KLA Corp.	2.1%
Seagate Technology Holdings PLC	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.9%
Apple, Inc.	6.3%
Alphabet, Inc., "A"	6.2%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	3.6%
JPMorgan Chase & Co.	2.7%
Meta Platforms, Inc., "A"	2.4%
KLA Corp.	2.1%
Seagate Technology Holdings PLC	2.0%

C000007325 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Investors Trust Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Investors Trust Series for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Net Assets	$ 247,482,311
Holdings Count | Holding	69
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	247,482,311	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	69
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.7%
Money Market Funds	0.3%
Equity sectors
Information Technology	36.6%
Financials	14.0%
Industrials	11.7%
Communication Services	9.5%
Health Care	8.6%
Consumer Discretionary	7.6%
Consumer Staples	4.3%
Utilities	3.3%
Energy	2.4%
Materials	1.7%
Top ten holdings
NVIDIA Corp.	7.9%
Apple, Inc.	6.3%
Alphabet, Inc., "A"	6.2%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	3.6%
JPMorgan Chase & Co.	2.7%
Meta Platforms, Inc., "A"	2.4%
KLA Corp.	2.1%
Seagate Technology Holdings PLC	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.9%
Apple, Inc.	6.3%
Alphabet, Inc., "A"	6.2%
Microsoft Corp.	4.8%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	3.6%
JPMorgan Chase & Co.	2.7%
Meta Platforms, Inc., "A"	2.4%
KLA Corp.	2.1%
Seagate Technology Holdings PLC	2.0%

C000007327 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Growth Series for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$55	1.06%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.06%
Net Assets	$ 357,087,252
Holdings Count | Holding	114
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	357,087,252	Portfolio Turnover Rate (%):	37
Total Number of Holdings:	114
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Information Technology	25.1%
Industrials	21.0%
Health Care	15.7%
Consumer Discretionary	11.8%
Communication Services	9.2%
Energy	5.9%
Financials	4.0%
Materials	2.4%
Utilities	1.6%
Consumer Staples	0.9%
Real Estate	0.1%
Top ten holdings
Monolithic Power Systems, Inc.	2.9%
Live Nation Entertainment, Inc.	2.8%
Take-Two Interactive Software, Inc.	2.7%
Natera, Inc.	2.6%
Ascendis Pharma A.S., ADR	2.4%
TKO Group Holdings, Inc.	2.1%
Seagate Technology Holdings PLC	2.1%
Howmet Aerospace, Inc.	2.0%
Cloudflare, Inc., "A"	1.9%
Axon Enterprise, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Monolithic Power Systems, Inc.	2.9%
Live Nation Entertainment, Inc.	2.8%
Take-Two Interactive Software, Inc.	2.7%
Natera, Inc.	2.6%
Ascendis Pharma A.S., ADR	2.4%
TKO Group Holdings, Inc.	2.1%
Seagate Technology Holdings PLC	2.1%
Howmet Aerospace, Inc.	2.0%
Cloudflare, Inc., "A"	1.9%
Axon Enterprise, Inc.	1.9%

C000007326 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Mid Cap Growth Series for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$42	0.81%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%
Net Assets	$ 357,087,252
Holdings Count | Holding	114
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	357,087,252	Portfolio Turnover Rate (%):	37
Total Number of Holdings:	114
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Information Technology	25.1%
Industrials	21.0%
Health Care	15.7%
Consumer Discretionary	11.8%
Communication Services	9.2%
Energy	5.9%
Financials	4.0%
Materials	2.4%
Utilities	1.6%
Consumer Staples	0.9%
Real Estate	0.1%
Top ten holdings
Monolithic Power Systems, Inc.	2.9%
Live Nation Entertainment, Inc.	2.8%
Take-Two Interactive Software, Inc.	2.7%
Natera, Inc.	2.6%
Ascendis Pharma A.S., ADR	2.4%
TKO Group Holdings, Inc.	2.1%
Seagate Technology Holdings PLC	2.1%
Howmet Aerospace, Inc.	2.0%
Cloudflare, Inc., "A"	1.9%
Axon Enterprise, Inc.	1.9%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Monolithic Power Systems, Inc.	2.9%
Live Nation Entertainment, Inc.	2.8%
Take-Two Interactive Software, Inc.	2.7%
Natera, Inc.	2.6%
Ascendis Pharma A.S., ADR	2.4%
TKO Group Holdings, Inc.	2.1%
Seagate Technology Holdings PLC	2.1%
Howmet Aerospace, Inc.	2.0%
Cloudflare, Inc., "A"	1.9%
Axon Enterprise, Inc.	1.9%

C000007329 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Series for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Initial Class	$47	0.87%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.87%
Net Assets	$ 818,731,938
Holdings Count | Holding	120
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	818,731,938	Portfolio Turnover Rate (%):	54
Total Number of Holdings:	120
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	89.6%
Money Market Funds	10.4%
Equity sectors
Health Care	27.1%
Industrials	20.4%
Information Technology	15.9%
Consumer Discretionary	7.1%
Materials	5.6%
Financials	3.9%
Energy	3.8%
Consumer Staples	2.8%
Real Estate	1.6%
Communication Services	1.0%
Utilities	0.4%
Top ten holdings
Advanced Energy Industries, Inc.	2.6%
Ligand Pharmaceuticals, Inc.	2.4%
Element Solutions, Inc.	2.2%
Littlefuse, Inc.	2.0%
Charles River Laboratories International, Inc.	1.8%
CACI International, Inc., "A"	1.8%
Formfactor, Inc.	1.6%
Chefs' Warehouse, Inc.	1.6%
Merit Medical Systems, Inc.	1.5%
Waystar Holding Corp.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Advanced Energy Industries, Inc.	2.6%
Ligand Pharmaceuticals, Inc.	2.4%
Element Solutions, Inc.	2.2%
Littlefuse, Inc.	2.0%
Charles River Laboratories International, Inc.	1.8%
CACI International, Inc., "A"	1.8%
Formfactor, Inc.	1.6%
Chefs' Warehouse, Inc.	1.6%
Merit Medical Systems, Inc.	1.5%
Waystar Holding Corp.	1.4%

C000007330 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS New Discovery Series for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Service Class	$60	1.12%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.12%
Net Assets	$ 818,731,938
Holdings Count | Holding	120
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	818,731,938	Portfolio Turnover Rate (%):	54
Total Number of Holdings:	120
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	89.6%
Money Market Funds	10.4%
Equity sectors
Health Care	27.1%
Industrials	20.4%
Information Technology	15.9%
Consumer Discretionary	7.1%
Materials	5.6%
Financials	3.9%
Energy	3.8%
Consumer Staples	2.8%
Real Estate	1.6%
Communication Services	1.0%
Utilities	0.4%
Top ten holdings
Advanced Energy Industries, Inc.	2.6%
Ligand Pharmaceuticals, Inc.	2.4%
Element Solutions, Inc.	2.2%
Littlefuse, Inc.	2.0%
Charles River Laboratories International, Inc.	1.8%
CACI International, Inc., "A"	1.8%
Formfactor, Inc.	1.6%
Chefs' Warehouse, Inc.	1.6%
Merit Medical Systems, Inc.	1.5%
Waystar Holding Corp.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Advanced Energy Industries, Inc.	2.6%
Ligand Pharmaceuticals, Inc.	2.4%
Element Solutions, Inc.	2.2%
Littlefuse, Inc.	2.0%
Charles River Laboratories International, Inc.	1.8%
CACI International, Inc., "A"	1.8%
Formfactor, Inc.	1.6%
Chefs' Warehouse, Inc.	1.6%
Merit Medical Systems, Inc.	1.5%
Waystar Holding Corp.	1.4%